Insurance Contracts - Summary of foreign exchange rate risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Insurance contracts issued [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase insurance contracts	[1],[2]	₩ (58,895)	₩ (61,733)
Increase decrease in profit loss due to reasonably possible decrease insurance contracts	[1],[2]	58,895	61,733
Increase decrease in equity due to reasonably possible increase insurance contracts	[1],[2]	11,959	14,977
Increase decrease in equity due to reasonably possible decrease insurance contracts	[1],[2]	(11,959)	(14,977)
Reinsurance contracts held [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase reinsurance contracts	[1],[2]	(24)	(35)
Increase decrease in profit loss due to reasonably possible decrease reinsurance contracts	[1],[2]	24	35
Increase decrease in equity due to reasonably possible increase reinsurance contracts	[1],[2]	5	7
Increase decrease in equity due to reasonably possible decrease reinsurance contracts	[1],[2]	₩ (5)	₩ (7)

[1]	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
[2]	No shocks were applied to the risk adjustment within the fulfillment cash flows.